NET INVESTMENT IN LEASE (Details) - USD ($)		6 Months Ended
	May 15, 2026	Jun. 30, 2026	Jun. 30, 2025
NET INVESTMENT IN LEASE (Details) [Line Items]
Impairment loss of net investment in lease		$ 2,952,900
Net investment in the finance lease	$ 94,078	94,078
Transocean [Member]
NET INVESTMENT IN LEASE (Details) [Line Items]
Impairment loss of net investment in lease		$ 5,990	$ 16,201